DWS Investment Management Americas, Inc.

100 Summer Street

Boston, MA 02110-2146

May 3, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	DWS Government Money Market Series (the “Fund”), a series of Deutsche DWS Money Market Trust (the “Trust”) (Reg. Nos. 002-78122; 811-03495)

Dear Commission Staff:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 91 to the Trust's Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on April 26, 2024.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum

Senior Legal Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Vedder Price P.C.